Offerings	Oct. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common shares, no par value, represented by American Depositary Shares, or "ADSs"
Amount Registered | shares	199,736,808
Proposed Maximum Offering Price per Unit	2.00
Maximum Aggregate Offering Price	$ 399,473,616.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,167.31
Offering Note	(1) ADSs issuable upon deposit of common shares hereby have been registered under a separate registration on Form F-6 (Registration No. 333-279573). Each ADS represents 10 common shares. (2) Includes (a) 2,171,050 ADSs, or 21,710,050 common shares, that the underwriters have the option to purchase, (b) an additional 33,289,468.00 shares that may be sold by the selling shareholders if the number of shares in this offering is increased by 20% and (c) all common shares represented by ADSs initially offered and sold outside the United States that may be resold from time to time in the United States, either as part of the distribution or within 40 days after the later of the effective date of this registration statement and the date the securities are first bona fide offered to the public. (3) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended, (the Securities Act). (4) Calculated pursuant to Rule 457(a) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares, no par value, represented by ADSs
Maximum Aggregate Offering Price	$ 300,000,000.00
Amount of Registration Fee	$ 44,280.00
Offering Note	(2) Includes (a) 2,171,050 ADSs, or 21,710,050 common shares, that the underwriters have the option to purchase, (b) an additional 33,289,468.00 shares that may be sold by the selling shareholders if the number of shares in this offering is increased by 20% and (c) all common shares represented by ADSs initially offered and sold outside the United States that may be resold from time to time in the United States, either as part of the distribution or within 40 days after the later of the effective date of this registration statement and the date the securities are first bona fide offered to the public. (3) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended, (the Securities Act). (5) Calculated pursuant to Rule 457(o) under the Securities Act. (6) The Registrant previously paid a registration fee of $44,280.00 in connection with the filings of this Registration Statement on Form F-1, as amended, on May 13, 2024.